Goodwill and Internal Use Software and Other Intangible Assets, Net - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment	$ 0	$ 0	$ 0	$ 0
Capitalized software	2,500,000	5,200,000	5,400,000	13,600,000
Capitalized stock-based compensation costs	400,000	2,700,000	1,309,000	5,100,000
Amortization of internal use software and other intangible assets	6,000,000	9,300,000	21,136,000	28,098,000
Impairment of intangibles	$ 0	$ 0	$ 0	$ 0